Concentration of Risk and Financial Instruments	12 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
Concentration of Risk and Financial Instruments
Note 15 - Concentration of Risk and Financial Instruments

Financial instruments that potentially expose the Company to concentrations of credit risk consist of cash equivalents, short-term bank deposits and trade receivables. The carrying amounts of financial instruments approximate fair value.

Cash and cash equivalents, short-term deposits and long-term deposits
The Company's cash equivalents, short-term deposits and long-term deposits are maintained with multiple high-quality institutions and the composition and maturities of investments are regularly monitored by management.

Trade receivables
The trade receivables of the Company are derived from sales to a large number of customers, primarily large industrial corporations located mainly in Asia, the United States and Europe. The Company generally does not require collateral: however, in certain circumstances, the Company may require a letter of credit, other collateral or additional guarantees. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. The Company performs ongoing credit evaluations of its customers.

Marketable securities
The Company's marketable securities are maintained with high-grade securities and limits the amount of credit exposure to any one issuer.

Allowance for doubtful debts

The following is a summary of the allowance for doubtful accounts related to accounts receivable for the years ended December 31:

	Balance at				Balance at
	beginning		Reversal of	Write-off of	end of
	of year	Provision	provision	provision	year
	U.S. Dollars (in thousands)
2021	39	-	-	(32)	7
2022	7	-	(7)	-	-
2023	-	100	-	-	100

Trade payables
The Company relies on limited source of suppliers and in some cases a sole supplier and/or subcontractors for a number of essential components and subsystems of its products. The Company does not have agreements with all of these suppliers and subcontractors for the continued supply of the components or subsystems they provide. An interruption in supply from these sources would disrupt production and adversely affect the Company’s ability to deliver products to its customers, which could have an adverse effect on the Company’s business, revenues and results of operations.